Benefit Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Benefit Plans
Benefit Plans
The Company has 401(k) Savings Plans (“401(k) Plan”) for the benefit of qualifying full-time employees who have more than 90 days of service and are over 21 years of age. Employees make pre-tax contributions to the 401(k) Plan with a partial matching contribution made by the Company. The Company’s matching contributions to the 401(k) Plan were $3.2, $2.8 and $2.8 for fiscal 2015, 2014 and 2013, respectively. Contributions by the Company are included in operating costs and expenses in the accompanying consolidated statements of operations.
The Company is a participating employer in a number of trustee-managed multiemployer, defined benefit pension plans for employees who participate in collective bargaining agreements. Approximately 13% of the Company’s workforce is subject to a collective bargaining agreement and two of the collective bargaining agreements expire within one year. The risks of participating in the multiemployer plans are different from single-employer plans in that (i) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers; (ii) if a participating employers stops contributing to the plan, the unfunded obligations of the plan may be required to be assumed by the remaining participating employers; and (iii) if the Company chooses to stop participating in any of the multiemployer plans, it may be required to pay those plans a withdrawal amount based on the underfunded status of the plan. The total contributions made to all plans for fiscal 2015 was $4.7, of which $0.2 is related to plans that are not individually significant.
The following table outlines the Company's participation in multiemployer plans considered to be individually significant:

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented (B)	Contributions			Expiration Date of Collective- Bargaining Agreement
		2014	2013		2015	2014	2013
Suburban Teamsters of Northern IL Pension Fund	36-6155778-001	Critical as of 1/1/2014	Critical as of 1/1/2013	Implemented	$0.6	$0.5	$0.4	1/31/2019
Pension Fund of Automobile Mechanics Local No. 701	36-6042061-001	Critical as of 1/1/2014	Critical as of 1/1/2013	Implemented	$0.2	$0.2	$0.2	12/31/2018
Local 731 Private Scavengers and Garage Attendants Pension Fund(A)	36-6513567-001	Not Endangered as of 10/1/2014	Endangered as of 10/1/2013	Implemented	$1.8	$1.7	$1.6	9/30/2018
Midwest Operating Engineers Pension Fund	36-6140097-001	Endangered as of 4/1/14	Endangered as of 4/1/12	Implemented	$0.6	$0.6	$0.5	9/30/2016
Teamsters Local Union No. 301 Union Pension Fund(A)	36-6492992-001	Not endangered or critical as of 1/1/14	Not endangered or critical as of 1/1/13	No	$0.9	$0.8	$0.6	9/30/2016
Central States Southeast and Southwest Areas Pension Fund	36-6064560-001	Critical as of 1/1/2014	Critical as of 1/1/2013	Implemented	$0.2	$0.2	$0.2	1/31/2015
Local 705 Int’l Brotherhood of Teamsters Pension TR. FD.	36-6492502-001	Critical as of 1/1/2014	Critical as of 1/1/2013	Implemented	$0.2	$0.2	$0.2	9/30/2018

(A)	The employers' contributions to the plan represent greater than 5% of the total contributions to the plan for the most recent plan year available.

(B)
A multi-employer defined benefit pension plan that has been certified as endangered, seriously endangered, or critical may begin to levy a statutory surcharge on contribution rates. Once authorized, the surcharge is at the rate of 5% for the first 12 months and 10% for any periods thereafter. Contributing employers, however, may eliminate the surcharge by entering into a collective bargaining agreement that meets the requirements of the applicable funding improvement plan or rehabilitation plan.